Basis of presentation and summary of significant accounting policies - Revenue Recognition, Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Accumulated deficit	$ 200,940	$ 189,773
Net cash provided by (used in) operating activities	(14,965)	(9,503)
Net cash provided by (used in) investing activities	8,327	(25,620)
Net cash provided by (used in) financing activities	0	$ 23,225
Accounting Standards Update 2014-09 | Effect of Change
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Accumulated deficit	$ 1,734		$ (2,500)
Royalty receivable			$ 2,500